Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements	Future minimum capital payment under non-cancellable agreements are as follows:
Minimum capital payments
For the twelve months ending December 31, 2026	$58,163,500
For the twelve months ending December 31, 2027 and thereafter	1,404,500
Total	$59,568,000

Schedule of Estimating the Fair Value of the Earnout Shares

The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares on July 1, 2024 and December 31, 2024.

	December 31, 2024	July 1, 2024
Stock price	$3.38	$4.24
Expected volatility (%)	46.89% - 55.37%	40.60% - 46.94%
Expected terms (in years)	0.5 – 1.5	0.5 – 1.5
Expected dividends (%)	0%	0%